BASIS OF PRESENTATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Sep. 27, 2019	Dec. 31, 2018	Jul. 03, 2018
Common stock shares issued	10,220,830	10,220,830	8,000,000	1,843,000	200,000
Equity method investment ownership			100.00%
Common stock voting rights ownership interest			78.27%
Cash	$ 3,100	$ 30,320
Functional and Presentation Currency [Member]
Description of currency denominated	Canadian Dollars which was translated at the year-end spot rate of 1.2732 CAD to 1 USD	Canadian Dollars which was translated at the year-end spot rate of 1.2832 CAD to 1 USD
Cash	$ 527	$ 25,165